UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 12.5%
US Treasury Obligations
US Treasury Bills:
3.21% *, 6/19/2008	50,000,000	49,242,083
4.28% *, 6/19/2008	50,000,000	49,225,555
4.13% *, 3/13/2008	25,000,000	24,793,500
4.14% *, 3/13/2008	25,000,000	24,793,000
3.18% *, 6/19/2008	80,000,000	78,798,667
US Treasury Notes:
3.75%, 5/15/2008	30,000,000	29,923,410
4.625%, 9/30/2008	50,000,000	50,486,682

Total Government & Agency Obligations (Cost $307,262,897)		307,262,897

	Repurchase Agreements 87.6%
JPMorgan Securities, Inc., 1.25%, dated 12/31/2007, to be repurchased at $600,041,667 on 1/2/2008 (a)				600,000,000	600,000,000
Lehman Brothers, Inc., 2.4%, dated 12/31/2007, to be repurchased at $385,051,333 on 1/2/2008 (b)				385,000,000	385,000,000
Merrill Lynch Government Securities, Inc., 1.0%, dated 12/31/2007, to be repurchased at $500,027,778 on 1/2/2008 (c)				500,000,000	500,000,000
Merrill Lynch Government Securities, Inc., 2.5%, dated 12/31/2007, to be repurchased at $77,010,801 on 1/2/2008 (d)				77,000,107	77,000,107
The Goldman Sachs Co., Inc., 1.0%, dated 12/31/2007, to be repurchased at $590,032,778 on 1/2/2008 (e)				590,000,000	590,000,000

Total Repurchase Agreements (Cost $2,152,000,107)					2,152,000,107
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,459,263,004)				100.1	2,459,263,004
Other Assets and Liabilities, Net				(0.1)	(2,019,166)

Net Assets				100.0	2,457,243,838

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	160,214,000	US Treasury STRIPS	-	11/15/2009-5/15/2037	51,321,289
	424,541,000	US Treasury Inflation Index Bonds	2.0-3.875	1/15/2008-4/15/2032	560,683,735
	Total Collateral Value				612,005,024

(b)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	26,005,000	Federal National Mortgage Association	6.45	9/12/2022	26,903,149
	359,250,025	Government National Mortgage Association	5.0-7.5	4/20/2023-12/15/2037	365,797,065
	Total Collateral Value				392,700,214
(c)	Collateralized by $503,314,000 US Treasury Notes, with various coupon rates from 3.5-4.25% with various maturities of 8/15/2009-8/15/2015 with a value of $510,003,250.
(d)	Collateralized by $79,401,459 Government National Mortgage Association, with various coupon rates from 5.5-8.0% with various maturities of 4/20/2017-7/15/2037 with a value of $79,308,640.
(e)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	270,029,000	US Treasury Bill	-	5/8/2008	266,907,465
	323,660,000	US Treasury Notes	4.25-4.375	11/15/2008-8/15/2013	334,892,781
	Total Collateral Value				601,800,246

STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008